Related party transactions	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Related party transactions

23. Related party transactions

For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Group are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.

Ante Treuhand AG (“Ante Treuhand”) provides the Chief Financial Officer to the Company. The Chief Financial Officer is an employee of Ante Treuhand and is not paid directly by the Company. Fees paid to Ante Treuhand for CFO services in 2020 were CHF 173,030 (CHF 2019: 11,770). Fees paid to Ante Treuhand for other services provided during the year ended December 31, 2020 were CHF 3,025 (2019: CHF 28,611).

Compensation of the members of the Board of Directors and Management

In 2020, the total compensation paid to management amounted to CHF 522,237 (2019: CHF 934,179; 2018: CHF 1,403,250). The fees paid to members of the Board of Directors in 2020 for their activities as board members totaled CHF 163,476 (2019: CHF 170,755; 2018: CHF 287,384).

	Executive Management			Board of Directors			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Short term benefits	407,147	717,905	1,002,707	163,476	170,755	200,421	570,623	888,660	1,203,128
Post-employee benefits years	26,870	42,560	55,278	—	—	—	26,870	42,560	55,278
Share-based payment charge	204,840	109,912	204,224	57,148	49,323	60,657	261,988	159,235	264,881
Total	638,857	870,377	1,262,209	220,624	220,078	261,078	859,481	1,090,455	1,523,287

In 2020, CHF 261,988 (2019: CHF 159,235; 2018: CHF 264,881) was expensed for grants of stock options to members of the Board of Directors and management. The 2020 share based payment charge shown above excludes adjustments for instruments forfeited in 2020 due to termination of service. Contributions to pension schemes amounted to CHF 26,870, CHF 42,560 and CHF 55,278 during the years 2020, 2019 and 2018, respectively. No termination benefits or other long-term benefits were paid.

Members of the Board of Directors and management held 769,101, 271,999 and 703,235 stock options as of December 31, 2020, 2019, and 2018, respectively.